GROUP INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
GROUP INCOME STATEMENT
Revenue	$ 4,904	$ 4,765	$ 4,669
Cost of goods sold	(1,298)	(1,248)	(1,272)
Gross profit	3,606	3,517	3,397
Selling, general and administrative expenses	(2,497)	(2,360)	(2,366)
Research and development expenses	(246)	(223)	(230)
Operating profit	863	934	801
Interest income	8	6	6
Interest expense	(59)	(57)	(52)
Other finance costs	(20)	(10)	(16)
Share of results of associates	(11)	6	(3)
Gain on disposal of business			326
Profit before taxation	781	879	1,062
Taxation	(118)	(112)	(278)
Attributable profit for the year	$ 663	$ 767	$ 784
Earnings per ordinary share
Basic	$ 0.760	$ 0.878	$ 0.881
Diluted	$ 0.757	$ 0.877	$ 0.878